Accounting for the merger of UBS AG and Credit Suisse AG	12 Months Ended
Dec. 31, 2024
Disclosure Of Business Combinations Under Common Control [Line items]
Accounting for the merger of UBS AG and Credit Suisse AG

Note 2

Accounting for the merger of UBS AG and Credit Suisse

AG
Merger of UBS AG and Credit Suisse AG
The

merger

of

UBS AG

and

Credit

Suisse AG

effected

on

31 May

2024

with

no

consideration

payable

by

UBS AG
constitutes a

business combination

under common

control accounted

for based

on

the accounting

policies

set out

in
Note 1 to these financial statements.

Assets and liabilities
UBS AG accounted for the merger

with Credit Suisse AG using the

historic carrying values of the

assets and liabilities of
Credit Suisse AG as at the date of the transaction

(31 May 2024), determined under IFRS Accounting Standards.
–
No fair

value adjustments

were made

to assets

and liabilities

(which is

different to

the UBS

Group AG

consolidated
financial

statements

where

acquisition

method

accounting

was

required

under

IFRS

3,
Business

Combinations
,

on
31 May 2023 for the acquisition of Credit Suisse Group

AG).

–
UBS AG has

elected to

retain historic

accumulated depreciation

and impairment

of non-financial

assets arising

since
31 May 2023, i.e. the date on which Credit Suisse AG came

to be under the common control of UBS Group AG.

–
Expected credit

loss allowances

and provisions for

performing and

credit-impaired exposures

were recognized

under
IFRS 9.
–
No new goodwill, intangible assets or contingent liabilities have been recognized as a result of the merger of UBS AG
and Credit Suisse AG.

–
Uniform

accounting

policies

for

like

transactions

and

events

have

been

applied

throughout

UBS

AG

and

Credit
Suisse AG as of 31 May 2023 (the date of the acquisition

of Credit Suisse Group AG by UBS Group AG).
Equity reserves
UBS AG

has taken

on the

carrying

amount of

the total

IFRS equity

of Credit

Suisse

AG as

of 31

May 2024.

This was
allocated to the individual components of equity for UBS

AG as follows:
–
The individual

equity reserve

balances of

Credit Suisse

AG recorded

from 31 May

2023 to

31 May 2024

have been
added to the corresponding equity reserves of UBS AG, with the exception of the foreign currency translation reserve.

–
UBS AG has elected to reset the foreign

currency translation reserve. As a result, the net investment hedge accounting
reserve has

been added

to
Retained earnings

as if

no net

investment hedge

accounting had

been applied

by Credit
Suisse. The remaining balance of the foreign currency translation reserve was then added to
Share premium
.

–
Equity reserve

balances of

Credit Suisse AG

recorded prior

to 31 May

2023 (i.e.

the date

on which

Credit Suisse AG
came under the common control of UBS Group AG) have

not been individually retained.

–
The difference between the net carrying value of the Credit Suisse AG assets and liabilities as of 31 May 2024 and the
individual

equity

reserve

balances

established

as

outlined

above

has

been

recognized

as

an

adjustment

to
Share premium

(reflecting

the

contribution

of

the

Credit

Suisse AG

business

to

UBS AG

from

the

common

parent,
UBS Group AG).

Comparability
Income statement,

statement of

comprehensive income

and statement

of cash

flows for

the year

ended 31

December
2024

include

seven

months

of

consolidated

data

following

the

merger

of

UBS

AG

and

Credit

Suisse

AG

(June

to
December

2024) and

five

months

of

pre-merger

UBS AG

data

only

(January

to

May

2024).

Statement

of

changes in
equity includes seven months of consolidated data, following the addition of the equity reserve balances of Credit Suisse
AG recorded from 31 May 2023 to 31 May 2024 as described

above, and five months of pre-merger UBS AG data only.
Comparative information for

the years ended 31

December 2023 and

31 December 2022 includes

pre-merger UBS

AG
data only.
Balance

sheet

information

as

at

31

December

2024

includes

post-merger

consolidated

information.

Balance

sheet
information as at 31 December 2023 reflects pre-merger

UBS AG information only.
The comparative

periods prior

to the

merger date

have not

been restated

,

as the

transaction has

been accounted

for
prospectively since 31 May 2024, i.e. the date on which the

merger of UBS AG and Credit Suisse AG was effected.
The table below

presents the assets, liabilities

and equity of

Credit Suisse AG that were recognized by

UBS AG on 31 May
2024 as a result of the merger.

Credit Suisse AG assets, liabilities and equity

transferred to UBS AG on the merger date
USD m
Assets
Cash and balances at central banks 114,759
Amounts due from banks 6,861
Receivables from securities financing transactions measured at amortized cost
28,380
Cash collateral receivables on derivative instruments 10,373
Loans and advances to customers 222,937
Other financial assets measured at amortized cost 10,852
Total financial assets measured at amortized cost 394,162
Financial assets at fair value held for trading 15,504
Derivative financial instruments 31,975
Brokerage receivables 130
Financial assets at fair value not held for trading 36,592
Total financial assets measured at fair value through profit or loss 84,201
Financial assets measured at fair value through other comprehensive income
0
Investments in associates 1,330
Property, equipment and software 2,627
Goodwill and intangible assets 819
Deferred tax assets 224
Other non-financial assets 5,943
Total assets 489,306
Liabilities
Amounts due to banks 20,715
Payables from securities financing transactions measured at amortized cost 6,077
Cash collateral payables on derivative instruments 6,459
Customer deposits 224,627
Funding from UBS Group AG measured at amortized cost 45,298
Debt issued measured at amortized cost 44,521
Other financial liabilities measured at amortized cost 8,984
Total financial liabilities measured at amortized cost 356,681
Financial liabilities at fair value held for trading 1,870
Derivative financial instruments 33,200
Brokerage payables designated at fair value 339
Debt issued designated at fair value 25,947
Other financial liabilities designated at fair value 5,494
Total financial liabilities measured at fair value through profit or loss 66,850
Provisions 2,817
Other non-financial liabilities 3,381
Total liabilities 429,729
Equity
Equity attributable to shareholders
1
41,432
Equity attributable to non-controlling interests 490
Total equity 41,922
1 Refer to the Statement of changes in equity in this report for more information.
Transactions

between

UBS AG

and

Credit

Suisse AG

have

been

eliminated

from

the

balances

presented

in

the

table
above. They amounted to USD 7.1 bn of assets and USD 24.8 bn of liabilities of Credit Suisse AG.
Transactions related to businesses and subsidiaries

of Credit Suisse
In June 2024, the Credit

Suisse supply chain finance

funds (the SCFFs) made

a voluntary offer to the

SCFFs’ investors to
redeem all outstanding fund units.

›
Refer to Note 18 for more information
In August

2024 and

October

2024, respectively,

UBS AG

has also

entered

into the

agreements

to sell

Select

Portfolio
Servicing, the US mortgage servicing business of Credit Suisse,

and its
50 % interest in Swisscard AECS GmbH.
›
Refer to Note 29 for more information